Note 4 - Investment and Equity Securities - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due in one year or less, amortized costs	$ 0
Due in one year or less, fair value	0
Due after one year through five years, amortized costs	1,715
Due after one year through five years, fair value	1,726
Due after five years through ten years, amortized costs	40,962
Due after five years through ten years, fair value	41,427
Due after ten years, amortized costs	123,140
Due after ten years, fair value	127,046
Amortized costs	165,817	$ 108,937
Fair Value	$ 170,199	$ 114,360